As filed with the Securities and Exchange Commission on November 25, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2008
Hotchkis and Wiley Core Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.60%	Held	Value
CONSUMER DISCRETIONARY - 9.51%
Media - 2.09%
Interpublic Group of Companies, Inc. (a)	2,579,400	$19,990,350
R.H. Donnelley Corporation (a) (b)	582,200	1,158,578
		21,148,928
Multiline Retail - 1.41%
J.C. Penney Company, Inc.	429,900	14,332,866
Specialty Retail - 6.01%
The Gap, Inc.	926,000	16,464,280
Home Depot, Inc.	1,349,900	34,948,911
Limited Brands, Inc.	543,900	9,420,348
		60,833,539
TOTAL CONSUMER DISCRETIONARY		96,315,333
CONSUMER STAPLES - 10.36%
Beverages - 1.75%
The Coca-Cola Company	334,500	17,688,360
Food & Staples Retailing - 3.72%
Safeway, Inc.	916,700	21,744,124
Wal-Mart Stores, Inc.	265,000	15,870,850
		37,614,974
Tobacco - 4.89%
Philip Morris International, Inc.	1,029,900	49,538,190
TOTAL CONSUMER STAPLES		104,841,524
ENERGY - 6.04%
Oil, Gas & Consumable Fuels - 6.04%
Exxon Mobil Corporation	109,700	8,519,302
Royal Dutch Shell PLC - Class B - ADR	790,200	45,112,518
Sunoco, Inc.	211,800	7,535,844
		61,167,664
TOTAL ENERGY		61,167,664
FINANCIALS - 24.03%
Commercial Banks - 3.63%
Comerica, Inc.	130,000	4,262,700
KeyCorp	933,103	11,141,250
National City Corporation (Acquired 4/21/2008; Cost $41,482,000) (f) (i) (r)	8,296,400	13,108,312
Wachovia Corporation	2,360,600	8,262,100
		36,774,362
Consumer Finance - 0.55%
American Express Company	141,100	4,999,173
Capital One Financial Corporation	11,600	591,600
		5,590,773
Diversified Financial Services - 11.21%
Bank of America Corporation	1,361,522	47,653,270
Citigroup, Inc.	1,752,200	35,937,622
JPMorgan Chase & Company	641,200	29,944,040
		113,534,932
Insurance - 8.60%
Conseco, Inc. (a)	1,142,100	4,020,192
Genworth Financial, Inc.	1,703,400	14,666,274
MetLife, Inc.	291,942	16,348,752
The Travelers Companies, Inc.	253,500	11,458,200
Unum Group	697,100	17,497,210
XL Capital Limited	1,286,100	23,072,634
		87,063,262
Thrifts & Mortgage Finance - 0.04%
Washington Mutual, Inc. (Acquired 4/8/2008; Cost $42,662,498) (f) (i) (r)	4,875,714	359,827
TOTAL FINANCIALS		243,323,156
HEALTH CARE - 13.75%
Health Care Equipment & Supplies - 0.91%
Covidien Limited	172,300	9,262,848
Pharmaceuticals - 12.84%
Bristol-Myers Squibb Company	936,000	19,515,600
Eli Lilly & Company	499,700	22,001,791
Johnson & Johnson	159,100	11,022,448
Merck & Company, Inc.	718,900	22,688,484
Pfizer, Inc.	1,418,400	26,155,296
Schering-Plough Corporation	1,549,300	28,615,571
		129,999,190
TOTAL HEALTH CARE		139,262,038
INDUSTRIALS - 8.25%
Aerospace & Defense - 3.21%
Empresa Brasileira de Aeronautica SA - ADR	373,400	10,085,534
Northrop Grumman Corporation	370,200	22,411,908
		32,497,442
Air Freight & Logistics - 1.37%
FedEx Corporation	175,600	13,879,424
Industrial Conglomerates - 2.40%
Tyco International Limited	692,200	24,240,844
Machinery - 1.27%
PACCAR, Inc.	336,700	12,858,573
TOTAL INDUSTRIALS		83,476,283
INFORMATION TECHNOLOGY - 14.89%
Communications Equipment - 1.37%
Alcatel-Lucent - ADR (a)	3,621,800	13,907,712
Electronic Equipment, Instruments & Components - 2.70%
Tyco Electronics Limited	988,600	27,344,676
Software - 10.82%
CA, Inc.	2,421,406	48,331,264
Microsoft Corporation	1,569,400	41,887,286
Oracle Corporation (a)	952,000	19,335,120
		109,553,670
TOTAL INFORMATION TECHNOLOGY		150,806,058
MATERIALS - 4.27%
Chemicals - 4.27%
The Dow Chemical Company	1,275,600	40,538,568
Eastman Chemical Company	49,100	2,703,446
		43,242,014
TOTAL MATERIALS		43,242,014
UTILITIES - 5.50%
Electric Utilities - 5.50%
Entergy Corporation	150,300	13,378,203
Exelon Corporation	419,500	26,269,090
FPL Group, Inc.	317,900	15,990,370
		55,637,663
TOTAL UTILITIES		55,637,663

Total investments - 96.60% - (Cost $1,297,087,186)		978,071,733

Collateral for securities on loan^ - 0.09%		955,885

Time deposit* - 2.19%		22,166,537

Other assets in excess of liabilities - 1.12%		11,318,763

Net assets - 100.00%		$1,012,512,918

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securities on loan was $873,300.
(f) - Fair valued security. The aggregate value of fair valued securities was $13,468,139, representing 1.33% of net assets.
(i) - Illiquid security.
(r) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration.
The total market value of restricted securities was $13,468,139, representing 1.33% of net assets.
ADR - American Depository Receipt.
^ - Collateral for securities on loan of $955,878 was invested in Royal Bank of Canada Repurchase
Agreements which bear interest at 1.50% and mature on 10/1/2008. The repurchase proceeds are $955,917.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $7 was held as cash.
* - Time deposits with Bank of America ($5,666,537) and Citibank ($16,500,000) bears interest at 3.72% and matures on 10/1/2008.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2008
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.98%	Held	Value
CONSUMER DISCRETIONARY - 10.26%
Multiline Retail - 1.39%
J.C. Penney Company, Inc.	869,900	$29,002,466
Specialty Retail - 7.13%
AutoNation, Inc. (a) (b)	2,161,300	24,293,012
The Gap, Inc.	1,896,800	33,725,104
Home Depot, Inc.	2,735,947	70,833,668
Limited Brands, Inc.	1,106,400	19,162,848
		148,014,632
Textiles, Apparel & Luxury Goods - 1.74%
Jones Apparel Group, Inc.	1,948,700	36,070,437
TOTAL CONSUMER DISCRETIONARY		213,087,535
CONSUMER STAPLES - 8.79%
Food & Staples Retailing - 3.11%
Safeway, Inc.	1,818,300	43,130,076
Wal-Mart Stores, Inc.	358,100	21,446,609
		64,576,685
Tobacco - 5.68%
Altria Group, Inc.	654,000	12,975,360
Philip Morris International, Inc.	2,184,800	105,088,880
		118,064,240
TOTAL CONSUMER STAPLES		182,640,925
ENERGY - 6.86%
Oil, Gas & Consumable Fuels - 6.86%
Exxon Mobil Corporation	229,700	17,838,502
Royal Dutch Shell PLC - Class B - ADR	1,809,000	103,275,810
Sunoco, Inc.	599,900	21,344,442
		142,458,754
TOTAL ENERGY		142,458,754
FINANCIALS - 26.30%
Commercial Banks - 1.72%
Comerica, Inc.	548,100	17,972,199
National City Corporation (b)	1,099,800	1,924,650
Wachovia Corporation (b)	4,554,100	15,939,350
		35,836,199
Consumer Finance - 0.47%
Capital One Financial Corporation	190,100	9,695,100
Diversified Financial Services - 12.57%
Bank of America Corporation	2,937,133	102,799,655
Citigroup, Inc.	4,136,400	84,837,564
JPMorgan Chase & Company	1,570,500	73,342,350
		260,979,569
Insurance - 11.42%
Genworth Financial, Inc.	3,928,600	33,825,246
The Hanover Insurance Group, Inc.	613,500	27,926,520
MetLife, Inc.	1,051,065	58,859,640
Unum Group	2,310,200	57,986,020
XL Capital Limited	3,264,000	58,556,160
		237,153,586
Thrifts & Mortgage Finance - 0.12%
Fannie Mae (b)	1,170,300	1,790,559
Washington Mutual, Inc. (Acquired 4/8/2008; Cost $79,518,617) (f) (i) (r)	9,087,842	670,683
		2,461,242
TOTAL FINANCIALS		546,125,696
HEALTH CARE - 10.48%
Pharmaceuticals - 10.48%
Bristol-Myers Squibb Company	2,236,200	46,624,770
Eli Lilly & Company	1,016,900	44,774,107
Merck & Company, Inc.	2,210,000	69,747,600
Pfizer, Inc.	3,062,800	56,478,032
		217,624,509
TOTAL HEALTH CARE		217,624,509
INDUSTRIALS - 6.74%
Aerospace & Defense - 2.66%
Empresa Brasileira de Aeronautica SA - ADR	765,300	20,670,753
Northrop Grumman Corporation	570,700	34,550,178
		55,220,931
Industrial Conglomerates - 2.54%
Tyco International Limited	1,508,000	52,810,160
Machinery - 1.54%
PACCAR, Inc.	835,500	31,907,745
TOTAL INDUSTRIALS		139,938,836
INFORMATION TECHNOLOGY - 16.51%
Communications Equipment - 1.86%
Alcatel-Lucent - ADR (a)	10,079,000	38,703,360
Electronic Equipment, Instruments & Components - 2.66%
Tyco Electronics Limited	1,996,900	55,234,254
Software - 11.99%
BMC Software, Inc. (a)	1,184,400	33,909,372
CA, Inc.	5,394,141	107,667,054
Microsoft Corporation	4,024,500	107,413,905
		248,990,331
TOTAL INFORMATION TECHNOLOGY		342,927,945
MATERIALS - 5.60%
Chemicals - 5.60%
The Dow Chemical Company	2,661,300	84,576,114
Eastman Chemical Company	574,300	31,620,958
		116,197,072
TOTAL MATERIALS		116,197,072
UTILITIES - 6.44%
Electric Utilities - 6.44%
Entergy Corporation	189,500	16,867,395
Exelon Corporation	1,152,500	72,169,550
FPL Group, Inc.	890,200	44,777,060
		133,814,005
TOTAL UTILITIES		133,814,005

Total investments - 97.98% - (Cost $2,578,466,969)		2,034,815,277

Collateral for securities on loan^ - 1.24%		25,845,933

Time deposit* - 1.38%		28,561,399

Liabilities in excess of other assets - (0.60)%		(12,366,342)

Net assets - 100.00%		$2,076,856,267

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securities on loan was $24,950,488.
(f) - Fair valued security. The aggregate value of fair valued securities was $670,683, representing 0.03% of net assets.
(i) - Illiquid security.
(r) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration.
The total market value of restricted securities was $670,683, representing 0.03% of net assets.
ADR - American Depository Receipt.
^ - Collateral for securities on loan of $25,845,733 was invested in Royal Bank of Canada Repurchase
Agreements which bear interest at 1.50% and mature on 10/1/2008. The repurchase proceeds are $25,846,809.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $200 was held as cash.
* - Time deposit with Citibank bears interest at 3.72% and matures on 10/1/2008.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2008
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 95.91%	Held	Value
CONSUMER DISCRETIONARY - 18.06%
Auto Components - 1.13%
The Goodyear Tire & Rubber Company (a)	425,300	$6,511,343
Magna International, Inc.	243,400	12,459,646
		18,970,989
Media - 4.72%
Citadel Broadcasting Corporation (a) (b) (c)	14,744,400	11,500,632
Interpublic Group of Companies, Inc. (a)	6,750,300	52,314,825
R.H. Donnelley Corporation (a) (b)	1,030,866	2,051,423
Valassis Communications, Inc. (a)	1,564,800	13,551,168
		79,418,048
Specialty Retail - 9.40%
AutoNation, Inc. (a) (b)	3,875,800	43,563,992
The Gap, Inc.	1,458,800	25,937,464
Limited Brands, Inc.	2,050,400	35,512,928
Rent-A-Center, Inc. (a)	2,375,600	52,928,368
		157,942,752
Textiles, Apparel & Luxury Goods - 2.81%
Jones Apparel Group, Inc.	1,987,500	36,788,625
Liz Claiborne, Inc.	636,900	10,464,267
		47,252,892
TOTAL CONSUMER DISCRETIONARY		303,584,681
CONSUMER STAPLES - 3.73%
Food & Staples Retailing - 3.73%
Safeway, Inc.	2,639,200	62,601,824
TOTAL CONSUMER STAPLES		62,601,824
ENERGY - 3.45%
Oil, Gas & Consumable Fuels - 3.45%
Foundation Coal Holdings, Inc.	236,400	8,411,112
Murphy Oil Corporation	266,600	17,099,724
Sunoco, Inc.	913,200	32,491,656
		58,002,492
TOTAL ENERGY		58,002,492
FINANCIALS - 28.53%
Commercial Banks - 12.09%
Comerica, Inc.	1,135,900	37,246,161
Fifth Third Bancorp	2,142,200	25,492,180
First Horizon National Corporation (b)	5,856,478	54,816,634
KeyCorp	4,801,220	57,326,567
National City Corporation (Acquired 4/21/2008; Cost $89,283,500) (f) (i) (r)	17,856,700	28,213,586
		203,095,128
Consumer Finance - 0.29%
Discover Financial Services	353,800	4,889,516
Diversified Financial Services - 2.59%
CIT Group, Inc.	3,310,600	23,041,776
PHH Corporation (a)	1,546,700	20,555,643
		43,597,419
Insurance - 10.77%
CNA Financial Corporation	1,182,424	31,026,806
Conseco, Inc. (a)	5,701,900	20,070,688
Genworth Financial, Inc.	2,915,200	25,099,872
The Hanover Insurance Group, Inc.	460,200	20,948,304
Unum Group	1,549,800	38,899,980
XL Capital Limited	2,502,400	44,893,056
		180,938,706
Real Estate Management & Development - 2.69%
MI Developments, Inc. (c)	2,448,100	45,265,369
Thrifts & Mortgage Finance - 0.10%
Fannie Mae	896,200	1,371,186
Washington Mutual, Inc. (Acquired 4/8/2008; Cost $39,044,621) (f) (i) (r)	4,462,242	329,313
		1,700,499
TOTAL FINANCIALS		479,486,637
HEALTH CARE - 4.25%
Health Care Providers & Services - 1.55%
Lincare Holdings, Inc. (a)	863,800	25,991,742
Health Care Technology - 1.09%
IMS Health, Inc.	970,000	18,342,700
Pharmaceuticals - 1.61%
King Pharmaceuticals, Inc. (a)	2,835,300	27,162,174
TOTAL HEALTH CARE		71,496,616
INDUSTRIALS - 8.99%
Aerospace & Defense - 3.02%
Empresa Brasileira de Aeronautica SA - ADR	1,880,500	50,792,305
Commercial Services & Supplies - 2.69%
IKON Office Solutions, Inc.	2,662,481	45,288,802
Professional Services - 2.75%
Manpower, Inc.	1,069,400	46,155,304
Road & Rail - 0.53%
Con-way, Inc.	200,700	8,852,877
TOTAL INDUSTRIALS		151,089,288
INFORMATION TECHNOLOGY - 16.15%
Communications Equipment - 1.60%
Alcatel-Lucent - ADR (a)	5,233,700	20,097,408
Tellabs, Inc. (a)	1,658,600	6,733,916
		26,831,324
Electronic Equipment, Instruments & Components - 2.16%
Tyco Electronics Limited	1,313,200	36,323,112
IT Services - 0.07%
Unisys Corporation (a)	456,700	1,255,925
Semiconductor & Semiconductor Equipment - 2.62%
Maxim Integrated Products, Inc.	1,097,900	19,871,990
National Semiconductor Corporation	304,500	5,240,445
ON Semiconductor Corporation (a)	2,791,600	18,871,216
		43,983,651
Software - 9.70%
BMC Software, Inc. (a)	2,107,100	60,326,273
CA, Inc.	4,458,644	88,994,534
Novell, Inc. (a)	2,658,600	13,665,204
		162,986,011
TOTAL INFORMATION TECHNOLOGY		271,380,023
MATERIALS - 6.39%
Chemicals - 6.39%
Ashland, Inc.	712,900	20,845,196
Eastman Chemical Company	399,400	21,990,964
Hercules, Inc.	3,258,600	64,487,694
		107,323,854
TOTAL MATERIALS		107,323,854
UTILITIES - 6.36%
Electric Utilities - 6.36%
FPL Group, Inc.	797,500	40,114,250
Great Plains Energy, Inc.	1,169,400	25,984,068
Portland General Electric Company	1,049,200	24,824,072
Westar Energy, Inc.	694,900	16,010,496
		106,932,886
TOTAL UTILITIES		106,932,886

Total investments - 95.91% - (Cost $2,295,926,893)		1,611,898,301

Collateral for securities on loan^ - 2.20%		36,974,531

Time deposit* - 1.53%		25,718,620

Other assets in excess of liabilities - 0.36%		6,097,820

Net assets - 100.00%		$1,680,689,272

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securities on loan was $36,082,448.
(c) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2008, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2008	Additions	Reductions	September 30, 2008	Income	September 30, 2008
Citadel Broadcasting Corporation	16,071,900	—	1,327,500	14,744,400	$ —	$ 11,500,632
IKON Office Solutions, Inc. *	5,061,281	—	2,398,800	2,662,481	111,667	45,288,802
Jones Apparel Group, Inc. *	5,045,300	—	3,057,800	1,987,500	585,718	36,788,625
MI Developments, Inc.	2,533,400	—	85,300	2,448,100	323,009	45,265,369
					$ 1,020,394
* Issuer was not an affiliate as of September 30, 2008.

(f) - Fair valued security. The aggregate value of fair valued securities was $28,542,899, representing 1.70% of net assets.
(i) - Illiquid security.
(r) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration.
The total market value of restricted securities was $28,542,899, representing 1.70% of net assets.
^ - Collateral for securities on loan of $36,974,244 was invested in Royal Bank of Canada Repurchase
Agreements which bear interest at 1.50% and mature on 10/1/2008. The repurchase proceeds are $36,975,785.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $287 was held as cash.
* - Time deposits with Bank of America ($3,818,620) and Citibank ($21,900,000) bears interest at 3.72% and matures on 10/1/2008.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - September 30, 2008
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.88%	Held	Value
CONSUMER DISCRETIONARY - 27.57%
Diversified Consumer Services - 3.53%
Corinthian Colleges, Inc. (a)	152,500	$2,287,500
Sotheby's (b)	405,200	8,128,312
		10,415,812
Hotels, Restaurants & Leisure - 2.54%
Lodgian, Inc. (a)	961,609	7,500,550
Household Durables - 0.16%
Russ Berrie & Company, Inc. (a)	62,700	480,909
Media - 4.57%
Valassis Communications, Inc. (a)	1,233,800	10,684,708
Westwood One, Inc. (a) (c)	5,133,900	2,823,645
		13,508,353
Specialty Retail - 8.42%
Asbury Automotive Group, Inc.	124,700	1,436,544
AutoNation, Inc. (a) (b)	420,700	4,728,668
Pacific Sunwear of California (a)	1,261,100	8,487,203
Rent-A-Center, Inc. (a)	458,900	10,224,292
		24,876,707
Textiles, Apparel & Luxury Goods - 8.35%
Jones Apparel Group, Inc.	309,300	5,725,143
K-Swiss, Inc.	90,800	1,579,920
Phillips-Van Heusen	129,300	4,901,763
Quiksilver, Inc. (a)	1,449,200	8,318,408
The Warnaco Group, Inc. (a)	91,900	4,162,151
		24,687,385
TOTAL CONSUMER DISCRETIONARY		81,469,716
ENERGY - 1.76%
Oil, Gas & Consumable Fuels - 1.76%
Foundation Coal Holdings, Inc.	146,400	5,208,912
TOTAL ENERGY		5,208,912
FINANCIALS - 34.11%
Commercial Banks - 6.54%
City National Corporation	35,200	1,911,360
First Horizon National Corporation	722,123	6,759,068
Webster Financial Corporation	421,800	10,650,450
		19,320,878
Diversified Financial Services - 1.95%
PHH Corporation (a)	434,200	5,770,518
Insurance - 10.92%
Employers Holdings, Inc.	557,400	9,687,612
The Hanover Insurance Group, Inc.	157,200	7,155,744
PMA Capital Corporation (a)	346,900	3,059,658
Quanta Capital Holdings Limited	181,400	500,664
United America Indemnity Limited (a)	832,528	11,846,874
		32,250,552
Real Estate Investment Trusts - 10.08%
CapLease, Inc.	1,608,500	12,755,405
Lexington Realty Trust	411,300	7,082,586
U-Store-It Trust	811,200	9,953,424
		29,791,415
Real Estate Management & Development - 4.62%
MI Developments, Inc.	738,400	13,653,016
TOTAL FINANCIALS		100,786,379
HEALTH CARE - 2.95%
Health Care Providers & Services - 1.40%
Lincare Holdings, Inc. (a)	137,300	4,131,357
Pharmaceuticals - 1.55%
King Pharmaceuticals, Inc. (a)	477,800	4,577,324
TOTAL HEALTH CARE		8,708,681
INDUSTRIALS - 14.62%
Commercial Services & Supplies - 2.61%
IKON Office Solutions, Inc.	453,400	7,712,334
Machinery - 2.37%
Miller Industries, Inc. (a) (c)	946,400	7,012,824
Professional Services - 9.19%
Heidrick & Struggles International, Inc.	64,200	1,935,630
Hudson Highland Group, Inc. (a) (c)	1,517,900	10,549,405
Kelly Services, Inc. - Class A	412,000	7,848,600
Spherion Corporation (a)	1,402,100	6,828,227
		27,161,862
Road & Rail - 0.45%
Con-way, Inc.	30,100	1,327,711
TOTAL INDUSTRIALS		43,214,731
INFORMATION TECHNOLOGY - 8.75%
IT Services - 2.70%
infoGROUP, Inc.	127,600	843,436
Ness Technologies, Inc. (a)	264,600	3,034,962
Patni Computer Systems Limited - ADR (b)	469,500	3,638,625
Unisys Corporation (a)	164,000	451,000
		7,968,023
Semiconductor & Semiconductor Equipment - 2.81%
ON Semiconductor Corporation (a)	1,230,700	8,319,532
Software - 3.24%
Lawson Software, Inc. (a)	654,700	4,582,900
Novell, Inc. (a)	971,700	4,994,538
		9,577,438
TOTAL INFORMATION TECHNOLOGY		25,864,993
MATERIALS - 2.63%
Chemicals - 2.63%
Ashland, Inc.	112,800	3,298,272
Hercules, Inc.	223,300	4,419,107
Tronox, Inc. - Class A (b)	153,300	26,061
Tronox, Inc. - Class B	255,100	26,785
		7,770,225
TOTAL MATERIALS		7,770,225
UTILITIES - 7.49%
Electric Utilities - 7.49%
Great Plains Energy, Inc.	664,400	14,762,968
Portland General Electric Company	182,500	4,317,950
Westar Energy, Inc.	132,700	3,057,408
		22,138,326
TOTAL UTILITIES		22,138,326

Total investments - 99.88% - (Cost $379,296,293)		295,161,963

Collateral for securities on loan^ - 2.38%		7,024,200

Liabilities in excess of other assets - (2.26)%		(6,671,928)

Net assets - 100.00%		$295,514,235

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securities on loan was $6,824,637.
(c) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2008, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2008	Additions	Reductions	September 30, 2008	Income	September 30, 2008
Hudson Highland Group, Inc.	1,517,900	—	—	1,517,900	$ —	$ 10,549,405
Miller Industries, Inc.	946,400	—	—	946,400	—	7,012,824
Westwood One, Inc.	5,487,500	—	353,600	5,133,900	—	2,823,645

ADR - American Depository Receipt.
^ - Collateral for securities on loan of $7,024,146 was invested in Royal Bank of Canada Repurchase
Agreements which bear interest at 1.50% and mature on 10/1/2008. The repurchase proceeds are $7,024,438.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $54 was held as cash.

Schedule of Investments - September 30, 2008
Hotchkis and Wiley All Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.36%	Held	Value
CONSUMER DISCRETIONARY - 2.28%
Hotels, Restaurants & Leisure - 2.07%
Lodgian, Inc. (a)	121,700	$949,260
Media - 0.21%
Westwood One, Inc. (a)	172,600	94,930
TOTAL CONSUMER DISCRETIONARY		1,044,190
CONSUMER STAPLES - 23.27%
Beverages - 5.86%
Anheuser-Busch Companies, Inc.	25,600	1,660,928
The Coca-Cola Company	19,300	1,020,584
		2,681,512
Food & Staples Retailing - 2.06%
Safeway, Inc.	39,800	944,056
Tobacco - 15.35%
Philip Morris International, Inc.	145,900	7,017,790
TOTAL CONSUMER STAPLES		10,643,358
ENERGY - 4.42%
Oil, Gas & Consumable Fuels - 4.42%
Royal Dutch Shell PLC - Class B - ADR	35,400	2,020,986
TOTAL ENERGY		2,020,986
FINANCIALS - 18.96%
Consumer Finance - 3.56%
American Express Company	45,900	1,626,237
Diversified Financial Services - 6.56%
Bank of America Corporation	29,500	1,032,500
Citigroup, Inc.	96,000	1,968,960
		3,001,460
Insurance - 0.31%
Genworth Financial, Inc.	16,700	143,787
Real Estate Management & Development - 8.51%
MI Developments, Inc.	210,500	3,892,145
Thrifts & Mortgage Finance - 0.02%
Washington Mutual, Inc. (Acquired 4/8/2008; Cost $1,009,873) (f) (i) (r)	115,414	8,518
TOTAL FINANCIALS		8,672,147
HEALTH CARE - 5.54%
Pharmaceuticals - 5.54%
Merck & Company, Inc.	47,200	1,489,632
Pfizer, Inc.	56,600	1,043,704
		2,533,336
TOTAL HEALTH CARE		2,533,336
INDUSTRIALS - 13.82%
Machinery - 4.72%
Miller Industries, Inc. (a)	291,398	2,159,259
Professional Services - 9.10%
Hudson Highland Group, Inc. (a)	598,700	4,160,965
TOTAL INDUSTRIALS		6,320,224
INFORMATION TECHNOLOGY - 12.01%
Software - 12.01%
CA, Inc.	107,600	2,147,696
Microsoft Corporation	79,400	2,119,186
Oracle Corporation (a)	60,300	1,224,693
		5,491,575
TOTAL INFORMATION TECHNOLOGY		5,491,575
MATERIALS - 9.70%
Chemicals - 9.70%
The Dow Chemical Company	118,400	3,762,752
Eastman Chemical Company	12,200	671,732
		4,434,484
TOTAL MATERIALS		4,434,484
UTILITIES - 7.36%
Electric Utilities - 7.36%
Entergy Corporation	17,200	1,530,972
Exelon Corporation	29,300	1,834,766
		3,365,738
TOTAL UTILITIES		3,365,738

Total investments - 97.36% - (Cost $57,250,577)		44,526,038

Time deposit* - 3.63%		1,659,569

Liabilities in excess of other assets - (0.99)%		(451,790)

Net assets - 100.00%		$45,733,817

(a) - Non-income producing security.
(f) - Fair valued security. The aggregate value of fair valued securities was $8,518, representing 0.02% of net assets.
(i) - Illiquid security.
(r) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration.
The total market value of restricted securities was $8,518, representing 0.02% of net assets.
ADR - American Depository Receipt.
* - Time deposits with Bank of America ($1,159,569) and Citibank ($500,000) bears interest at 3.72% and matures on 10/1/2008.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$1,297,087,186	$2,578,466,969	$2,295,926,893	$379,296,293	$57,250,577
Gross unrealized appreciation	33,734,493	101,718,566	72,860,341	17,743,915	215,564
Gross unrealized depreciation	(352,749,946)	(645,370,258)	(756,888,933)	(101,878,245)	(12,940,103)
Net unrealized depreciation	$(319,015,453)	$(543,651,692)	$(684,028,592)	$(84,134,330)	$(12,724,539)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  FAS 157 applies to fair value measurements already required or permitted by existing standards.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

As of June 30, 2008, the Hotchkis and Wiley Funds (the “Trust”) adopted FAS 157.  The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds’ net asset values.  However, the adoption of FAS 157 does require the Trust to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Trust’s periodic filings.

FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2008:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Level 1 - Quoted prices in an active market	$964,603,594	$2,034,144,594	$1,583,355,402	$295,161,963	$44,517,520
Level 2 - Other significant observable market inputs	13,468,139	670,683	28,542,899	—	8,518
Level 3 - Significant unobservable inputs	—	—	—	—	—
Total	$978,071,733	$2,034,815,277	$1,611,898,301	$295,161,963	$44,526,038

The Trust did not have any liabilities that were measured at fair value on September 30, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis and Wiley Funds

By (Signature and Title)   /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   November 25, 2008

By (Signature and Title)   /s/James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date   November 25, 2008